Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for Mr. Schreiber ($) (1)	Summary Compensation Table Total for Mr. Wininger ($) (1)	Compensation Actually Paid to Mr. Schreiber ($) (1) (2)	Compensation Actually Paid to Mr. Wininger ($) (1)	Average Summary Compensation Table Total for Non-PEO NEO's ($) (3)	Average Compensation Actually Paid to Non-PEO NEOs ($) (3) (4)	Value of Initial Fixed $100 Investment Based on:		Net Income ($ in millions) (6)	In Force Premium (IFP) ($ in millions) (7)	Adjusted EBITDA ($ in millions) (8)
							Total Shareholder Return ($)	Peer Group Total Shareholder Return ($) (5)
(a)	(b)	(b)	(c)	(c)	(d)	(d)	(f)	(g)	(h)	(i)	(l)
2024	$3,958,582	$—	$16,012,660	$—	$2,349,949	$8,953,982	$45	$190	$(202.2)	$944	$(150)
2023	$1,721,853	$1,751,549	$2,061,930	$2,091,626	$2,445,351	$2,218,409	$20	$153	$(236.9)	$747	$(173)
2022	$8,035,801	$8,075,513	$795,789	$835,501	$1,589,734	$(1,160,121)	$17	$141	$(297.8)	$625	$(225)
2021	$21,511,997	$21,511,997	$2,941,997	$2,941,997	$2,019,580	$(8,638,137)	$52	$139	$(241.3)	$380	$(184)
2020	$373,744	$—	$373,744	$—	$763,716	$15,919,657	$151	$123	$(122.3)	$213	$(98)

Company Selected Measure Name	In Force Premium
Named Executive Officers, Footnote	PEOs for each year in the table are as follows:
•2024: Daniel Schreiber served as the CEO
•2021, 2022 and 2023: Daniel Schreiber and Shai Wininger served as Co-CEOs
•2020: Daniel Schreiber served as the sole CEO.
Non-PEO NEOs for each year shown in the table are as follows:
•2024: Shai Wininger, Tim Bixby, Adina Eckstein, John Peters and Maya Prosor
•2023: Tim Bixby, Adina Eckstein, John Peters and Maya Prosor
•2022 and 2021: Tim Bixby, Adina Eckstein, John Peters and Jorge Espinel
•2020: Shai Wininger, Tim Bixby, John Peters and Jorge Espinel
    Average Non-PEO NEO Compensation
To determine the amounts in column (g) in the PvP table, the following amounts were deducted from and added to (as applicable) our Non-PEO NEO’s average total compensation as reported in the Summary Compensation Table, in accordance with Item 402(v) of Regulation S-K.

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Summary Compensation Table Reported Equity Award Value for Non-PEO NEOs ($)	Average Equity Award Adjustments for Non-PEO NEOs ($)(1)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	$2,349,949	$(1,858,512)	$8,462,545	$8,953,982
(1) Represents the average of the year-over-year change in the fair value of equity awards to our Non-PEO NEO’s as summarized below.

Year	Year End Fair Value of Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Year (as of Prior Year End as Compared to Year End) ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year (as of Prior Year End as Compared to Vesting Date) ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2024	$3,932,659	$3,207,833	$729,912	$592,141	$—	$—	$8,462,545
	In the table above, the equity values are computed in accordance with the methodologies used for financial reporting purposes, reflecting updated economic assumptions as of the valuation dates and adjustments to the expected term for options significantly out-of-the-money. As described above, Mr. Wininger is the Company’s President as of January 1, 2024, and his compensation for 2024 is included in the Average Non-PEO NEO compensation section, which resulted in an increased value for the Average Non-PEO NEO compensation for 2024.
Peer Group Issuers, Footnote	Total Shareholder Return ("TSR") assumes $100 is invested in the Company's stock as of July 2, 2020 (first day of trading). TSR represents cumulative return over the applicable period. The Peer Group used for this calculation was NASDAQ Insurance Index which is also reported in the Form 10-K in the Performance Graph.
Adjustment To PEO Compensation, Footnote
To determine the amounts in column (c) in the PvP table, the following amounts were deducted from and added (as applicable) to Mr. Schreiber’s total compensation as reported in the Summary Compensation Table, in accordance with Item 402(v) of Regulation S-K.

Year	Summary Compensation Table Total for Mr. Schreiber ($)	Summary Compensation Table Reported Equity Award Value for Mr. Schreiber ($)	Equity Award Adjustments for Mr. Schreiber ($) (1)	Compensation Actually Paid to Mr. Schreiber ($)
2024	$3,958,582	$(3,325,065)	$15,379,143	$16,012,660
(1) Represents the year-over-year change in the fair value of equity awards to Mr. Schreiber as summarized below.

Year	Year End Fair Value of Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Year (as of Prior Year End as Compared to Year End) ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year (as of Prior Year End as Compared to Vesting Date) ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2024	$8,043,446	$5,563,776	$796,519	$975,402	$—	$—	$15,379,143

In the table above, the equity values are computed in accordance with the methodologies used for financial reporting purposes, reflecting updated economic assumptions as of the valuation dates and adjustments to the expected term for options. The expected-term for options out-of-the-money are assumed to be extended. The expected term for options in-the-money are assumed to be reduced.

Non-PEO NEO Average Total Compensation Amount	$ 2,349,949	$ 2,445,351	$ 1,589,734	$ 2,019,580	$ 763,716
Non-PEO NEO Average Compensation Actually Paid Amount	$ 8,953,982	2,218,409	(1,160,121)	(8,638,137)	15,919,657
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table	In Force Premium •Adjusted EBITDA
Total Shareholder Return Amount	$ 45	20	17	52	151
Peer Group Total Shareholder Return Amount	190	153	141	139	123
Net Income (Loss)	$ (202,200,000)	$ (236,900,000)	$ (297,800,000)	$ (241,300,000)	$ (122,300,000)
Company Selected Measure Amount	944,000,000	747,000,000	625,000,000	380,000,000	213,000,000
Additional 402(v) Disclosure	Net Income (Loss) represents GAAP Net Income (Loss) In the audited consolidated financial statements as reported on the Company's Annual Report on Form 10-K.
Measure:: 1
Pay vs Performance Disclosure
Name	In Force Premium
Non-GAAP Measure Description	In Force Premium ("IFP") is a Company selected performance measure, per the requirements of item 402(v) of Regulation S-K.
Measure:: 2
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure
Other Performance Measure, Amount	(150,000,000)	(173,000,000)	(225,000,000)	(184,000,000)	(98,000,000)
Name	Adjusted EBITDA
Non-GAAP Measure Description	Adjusted EBITDA is a Company selected performance measure, per the requirements of item 402(v) of Regulation S-K. Adjusted EBITDA is a non-GAAP measure. For a reconciliation of the differences between Adjusted EBITDA and the most directly comparable financial measure calculated and presented in accordance with GAAP, see Item 7 – Non-GAAP Financial Measures in the consolidated financial statements included in our Annual Report on Form 10-K for the year ended December 31, 2024.
Mr. Daniel Schreiber [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 3,958,582	$ 1,721,853	$ 8,035,801	$ 21,511,997	$ 373,744
PEO Actually Paid Compensation Amount	$ 16,012,660	2,061,930	795,789	2,941,997	373,744
PEO Name	Daniel Schreiber
Mr. Shai Wininger [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 0	1,751,549	8,075,513	21,511,997	0
PEO Actually Paid Compensation Amount	$ 0	$ 2,091,626	$ 835,501	$ 2,941,997	$ 0
PEO Name	Shai Wininger
PEO | Mr. Daniel Schreiber [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,325,065)
PEO | Mr. Daniel Schreiber [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,379,143
PEO | Mr. Daniel Schreiber [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,043,446
PEO | Mr. Daniel Schreiber [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,563,776
PEO | Mr. Daniel Schreiber [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	796,519
PEO | Mr. Daniel Schreiber [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	975,402
PEO | Mr. Daniel Schreiber [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Daniel Schreiber [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,858,512)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,462,545
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,932,659
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,207,833
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	729,912
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	592,141
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0